GOODWILL (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Beginning Balance	$ 108,940,433	$ 108,940,433	$ 221,337,157
Foreign currency translation adjustment		(3,122,082)	14,856,086
Impairment	$ 72,580,644	115,178,704	147,018,425	$ 0
Ending Balance		$ 0	$ 108,940,433	$ 221,337,157